Employee Benefits Plans (Tables) - MidAmerican Energy Company [Member]	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Net periodic benefit cost for the plans of MidAmerican Energy and the aforementioned affiliates included the following components for the years ended December 31 (in millions):

	Pension			Other Postretirement
	2015	2014	2013	2015	2014	2013

Service cost	$12	$14	$18	$7	$6	$5
Interest cost	32	35	33	9	10	8
Expected return on plan assets	(46)	(45)	(45)	(15)	(15)	(13)
Net amortization	2	1	11	(3)	(3)	(3)
Net periodic benefit cost (credit)	$—	$5	$17	$(2)	$(2)	$(3)

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The following table is a reconciliation of the fair value of plan assets for the years ended December 31 (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Plan assets at fair value, beginning of year	$730	$722	$259	$256
Employer contributions	7	7	1	1
Participant contributions	—	—	1	1
Actual return on plan assets	4	52	—	13
Benefits paid	(63)	(51)	(12)	(12)
Plan assets at fair value, end of year	$678	$730	$249	$259

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The following table is a reconciliation of the benefit obligations for the years ended December 31 (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Benefit obligation, beginning of year	$840	$768	$249	$235
Service cost	12	14	7	6
Interest cost	32	35	9	10
Participant contributions	—	—	1	1
Actuarial (gain) loss	(36)	74	(20)	9
Benefits paid	(63)	(51)	(12)	(12)
Benefit obligation, end of year	$785	$840	$234	$249
Accumulated benefit obligation, end of year	$773	$825

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The funded status of the plans and the amounts recognized on the Balance Sheets as of December 31 are as follows (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Plan assets at fair value, end of year	$678	$730	$249	$259
Less - Benefit obligation, end of year	785	840	234	249
Funded status	$(107)	$(110)	$15	$10

Amounts recognized on the Balance Sheets:
Other assets	$7	$12	$15	$10
Other current liabilities	(8)	(8)	—	—
Other liabilities	(106)	(114)	—	—
Amounts recognized	$(107)	$(110)	$15	$10

Schedule of Net Periodic Benefit Costs Not Yet Recognized [Table Text Block]
A reconciliation of the amounts not yet recognized as components of net periodic benefit cost for the years ended December 31, 2015 and 2014 is as follows (in millions):

	Regulatory Asset	Regulatory Liability	Receivables (Payables) with Affiliates	Total
Pension
Balance, December 31, 2013	$16	$(55)	$(2)	$(41)
Net loss arising during the year	6	51	9	66
Net amortization	—	(1)	—	(1)
Total	6	50	9	65
Balance, December 31, 2014	22	(5)	7	24
Net loss (gain) arising during the year	2	5	(1)	6
Net amortization	(2)	—	—	(2)
Total	—	5	(1)	4
Balance, December 31, 2015	$22	$—	$6	$28

	Regulatory Asset	Regulatory Liability	Receivables (Payables) with Affiliates	Total
Other Postretirement
Balance, December 31, 2013	$10	$—	$(16)	$(6)
Net loss arising during the year	8	—	2	10
Net amortization	2	—	1	3
Total	10	—	3	13
Balance, December 31, 2014	20	—	(13)	7
Net gain arising during the year	(5)	—	—	(5)
Net amortization	2	—	2	4
Total	(3)	—	2	(1)
Balance, December 31, 2015	$17	$—	$(11)	$6
The portion of the funded status of the plans not yet recognized in net periodic benefit cost as of December 31 is as follows (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Net loss	$26	$21	$42	$49
Prior service cost (credit)	2	3	(36)	(42)
Total	$28	$24	$6	$7

Schedule of Defined Benefit Plan, Amounts To Be Recognized In Following Year [Table Text Block]
The net loss and prior service cost (credit) that will be amortized in 2016 into net periodic benefit cost are estimated to be as follows (in millions):

	Net Loss	Prior Service Cost (Credit)	Total

Pension	$1	$1	$2
Other postretirement	2	(6)	(4)
Total	$3	$(5)	$(2)

Schedule of Assumptions Used [Table Text Block]
Assumptions used to determine benefit obligations and net periodic benefit cost were as follows:

	Pension			Other Postretirement
	2015	2014	2013	2015	2014	2013
Benefit obligations as of December 31:
Discount rate	4.50%	4.00%	4.75%	4.25%	3.75%	4.50%
Rate of compensation increase	2.75%	2.75%	3.00%	N/A	N/A	N/A

Net periodic benefit cost for the years ended December 31:
Discount rate	4.00%	4.75%	4.00%	3.75%	4.50%	3.75%
Expected return on plan assets(1)	7.25%	7.50%	7.50%	7.00%	7.25%	7.25%
Rate of compensation increase	2.75%	3.00%	3.00%	N/A	N/A	N/A

(1)	Amounts reflected are pre-tax values. Assumed after-tax returns for a taxable, non-union other postretirement plan were 5.18% for 2015, and 5.37% for 2014, and 5.56% for 2013.

In establishing its assumption as to the expected return on plan assets, MidAmerican Energy utilizes the asset allocation and return assumptions for each asset class based on historical performance and forward-looking views of the financial markets.

	2015	2014
Assumed healthcare cost trend rates as of December 31:
Healthcare cost trend rate assumed for next year	7.70%	8.00%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2025	2025

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one percentage-point change in assumed healthcare cost trend rates would have the following effects (in millions):

	One Percentage-Point
	Increase	Decrease
Increase (decrease) in:
Total service and interest cost for the year ended December 31, 2015	$1	$—
Other postretirement benefit obligation as of December 31, 2015	3	(3)

Schedule of Expected Benefit Payments [Table Text Block]
Net periodic benefit costs assigned to MidAmerican Energy affiliates are reimbursed currently in accordance with its intercompany administrative services agreement. The expected benefit payments to participants in MidAmerican Energy's pension and other postretirement benefit plans for 2016 through 2020 and for the five years thereafter are summarized below (in millions):

	Projected Benefit Payments
	Pension	Other Postretirement

2016	$59	$17
2017	60	19
2018	60	20
2019	60	21
2020	61	21
2021-2025	291	102

Schedule of Allocation of Plan Assets [Table Text Block]
The target allocations (percentage of plan assets) for MidAmerican Energy's pension and other postretirement benefit plan assets are as follows as of December 31, 2015:

	Pension	Other Postretirement
	%	%
Debt securities(1)	20-40	25-45
Equity securities(1)	60-80	50-80
Real estate funds	2-8	—
Other	0-5	0-5

(1)	For purposes of target allocation percentages and consistent with the plans' investment policy, investment funds are allocated based on the underlying investments in debt and equity securities.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table reconciles the beginning and ending balances of MidAmerican Energy's pension plan assets measured at fair value using significant Level 3 inputs for the years ended December 31, (in millions):

	Real Estate Funds
	2015	2014	2013

Beginning balance	$40	$31	$26
Actual return on plan assets still held at period end	7	4	5
Purchases and sales	—	5	—
Ending balance	$47	$40	$31

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the fair value of plan assets, by major category, for MidAmerican Energy's defined benefit pension plan (in millions):

	Input Levels for Fair Value Measurements(1)
	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Cash equivalents	$—	$16	$—	$16
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	57	—	57
Municipal obligations	—	6	—	6
Agency, asset and mortgage-backed obligations	—	27	—	27
Equity securities:
United States companies	130	—	—	130
International equity securities	40	—	—	40
Investment funds(2)	61	289	—	350
Real estate funds	—	—	47	47
Total	$236	$395	$47	$678

As of December 31, 2014
Cash equivalents	$—	$24	$—	$24
Debt securities:
United States government obligations	8	—	—	8
Corporate obligations	—	29	—	29
Municipal obligations	—	4	—	4
Agency, asset and mortgage-backed obligations	—	33	—	33
Equity securities:
United States companies	149	—	—	149
International equity securities	40	—	—	40
Investment funds(2)	84	319	—	403
Real estate funds	—	—	40	40
Total	$281	$409	$40	$730

(1)	Refer to Note 14 for additional discussion regarding the three levels of the fair value hierarchy.

(2)
Investment funds are comprised of mutual funds and collective trust funds. These funds consist of equity and debt securities of approximately 72% and 28%, respectively, for 2015 and 68% and 32%, respectively, for 2014. Additionally, these funds are invested in United States and international securities of approximately 73% and 27%, respectively, for 2015 and 74% and 26%, respectively, for 2014.

The following table presents the fair value of plan assets, by major category, for MidAmerican Energy's defined benefit other postretirement plans (in millions):

	Input Levels for Fair Value Measurements(1)
	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Cash equivalents	$5	$—	$—	$5
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	12	—	12
Municipal obligations	—	39	—	39
Agency, asset and mortgage-backed obligations	—	12	—	12
Equity securities:
United States companies	120	—	—	120
Investment funds(2)	56	—	—	56
Total	$186	$63	$—	$249

As of December 31, 2014
Cash equivalents	$4	$—	$—	$4
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	11	—	11
Municipal obligations	—	40	—	40
Agency, asset and mortgage-backed obligations	—	15	—	15
Equity securities:
United States companies	128	—	—	128
Investment funds(2)	56	—	—	56
Total	$193	$66	$—	$259

(1)	Refer to Note 14 for additional discussion regarding the three levels of the fair value hierarchy.

(2)
Investment funds are comprised of mutual funds and collective trust funds. These funds consist of equity and debt securities of approximately 68% and 32%, respectively, for 2015 and 69% and 31%, respectively, for 2014. Additionally, these funds are invested in United States and international securities of approximately 32% and 68%, respectively, for 2015 and 31% and 69%, respectively, for 2014.

The following table presents MidAmerican Energy's assets and liabilities recognized on the Balance Sheets and measured at fair value on a recurring basis (in millions):

	Input Levels for Fair Value Measurements
	Level 1	Level 2	Level 3	Other(1)	Total
As of December 31, 2015:
Assets:
Commodity derivatives	$—	$8	$18	$(13)	$13
Money market mutual funds(2)	56	—	—	—	56
Debt securities:
United States government obligations	133	—	—	—	133
International government obligations	—	2	—	—	2
Corporate obligations	—	39	—	—	39
Municipal obligations	—	1	—	—	1
Agency, asset and mortgage-backed obligations	—	3	—	—	3
Auction rate securities	—	—	26	—	26
Equity securities:
United States companies	239	—	—	—	239
International companies	6	—	—	—	6
Investment funds	4	—	—	—	4
	$438	$53	$44	$(13)	$522

Liabilities - commodity derivatives	$(13)	$(61)	$(24)	$41	$(57)

As of December 31, 2014:
Assets:
Commodity derivatives	$1	$18	$24	$(26)	$17
Money market mutual funds(2)	1	—	—	—	1
Debt securities:
United States government obligations	136	—	—	—	136
International government obligations	—	1	—	—	1
Corporate obligations	—	39	—	—	39
Municipal obligations	—	2	—	—	2
Agency, asset and mortgage-backed obligations	—	2	—	—	2
Auction rate securities	—	—	26	—	26
Equity securities:
United States companies	238	—	—	—	238
International companies	5	—	—	—	5
	$381	$62	$50	$(26)	$467

Liabilities - commodity derivatives	$(18)	$(87)	$(12)	$73	$(44)

(1)	Represents netting under master netting arrangements and a net cash collateral receivable of $28 million and $47 million as of December 31, 2015 and 2014, respectively.

(2)	Amounts are included in cash and cash equivalents and investments and restricted cash and investments on the Balance Sheets. The fair value of these money market mutual funds approximates cost.